Schedule V-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 512	$ 512	$ 662
Charged to Costs and Expenses	(114)	0	(150)
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	398	512	512
Valuation allowance for deferred tax assets
Movement in valuation and qualifying accounts
Balance at Beginning of Year			160
Charged to Costs and Expenses			(160)
Charged to Other Accounts			0
Deductions			0
Balance at End of Year			0
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	512	512	502
Charged to Costs and Expenses	(114)	0	10
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Year	$ 398	$ 512	$ 512